                                     [LOGO]



                                  NATIONWIDE(R)
                             VA SEPARATE ACCOUNT-A

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2000

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

FHL-108-Y (06/00)

                                     [LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VA Separate Account-A.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable.
An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                August 16, 2000

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                       HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.


We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 7. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:

   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
        1,691,314 shares (cost $10,215,218)............................................................       $  10,215,535
      American Century VP - American Century VP Balanced (ACVPBal)
        51,095 shares (cost $383,186)..................................................................             386,274
      Federated IS - Federated American Leaders Fund II (FedAmLead)
        1,634 shares (cost $28,197)....................................................................              31,351
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
        15,758 shares (cost $159,950)..................................................................             143,715
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        9,494 shares (cost $238,032)...................................................................             217,516
      Fidelity VIP - Growth Portfolio (FidVIPGr)
        2,281,033 shares (cost $75,647,067)............................................................         117,564,441
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
        1,551 shares (cost $31,768)....................................................................              36,390
      MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
        7,170 shares (cost $245,465)...................................................................             251,303
      MFS(R) VIT - Total Return Series (MFSTotReSe)
        1,639 shares (cost $24,577)....................................................................              28,412
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        466,767 shares (cost $11,051,854)..............................................................          12,070,603
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
        1,641,284 shares (cost $18,397,397)............................................................          17,873,582
      Nationwide SAT - Money Market Fund (NSATMyMkt)
        3,588,668 shares (cost $3,588,668).............................................................           3,588,668
      Nationwide SAT - Total Return Fund (NSATTotRe)
        3,226,490 shares (cost $44,110,203)............................................................          62,561,635
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
        1,439,394 shares (cost $23,737,419)............................................................          28,744,707
                                                                                                              -------------
            Total investments..........................................................................         253,714,132
   Accounts receivable.................................................................................              20,628
                                                                                                              -------------
            Total assets...............................................................................         253,734,760
ACCOUNTS PAYABLE.......................................................................................               4,376
                                                                                                              -------------
CONTRACT OWNERS' EQUITY................................................................................       $ 253,730,384
                                                                                                              =============

                                                                                                                   PERIOD
Contract owners' equity represented by:                      UNITS                UNIT VALUE                       RETURN*
                                                            --------              ----------                      ---------
   Contracts in accumulation phase:
   VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified.................................      269,464              $ 21.233728   $ 5,721,725          3%
         Non-tax qualified.............................      206,114                21.233728     4,376,569          3%
      American Century VP - American Century
      VP Balanced:
         Tax qualified.................................       13,234                10.639973       140,809          1%
         Non-tax qualified.............................       23,070                10.639973       245,464          1%
      Fidelity VIP - Growth Portfolio:
         Tax qualified.................................    1,477,914                46.446933    68,644,573          4%
         Non-tax qualified.............................    1,048,535                46.446933    48,701,235          4%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................      207,242                31.543238     6,537,084          0%
         Non-tax qualified.............................      175,434                31.543238     5,533,756          0%
      Nationwide SAT - Government Bond Fund:
         Tax qualified.................................      458,476                21.067794     9,659,078          3%
         Non-tax qualified.............................      389,926                21.067794     8,214,881          3%
      Nationwide SAT - Money Market Fund:
         Tax qualified.................................      115,760                15.615837     1,807,689          2%
         Non-tax qualified.............................      114,060                15.615837     1,781,142          2%
      Nationwide SAT - Total Return Fund:
         Tax qualified.................................      939,466                36.959810    34,722,485          3%
         Non-tax qualified.............................      750,670                36.959810    27,744,621          3%
      Neuberger Berman AMT - Balanced Portfolio:
         Tax qualified.................................      542,458                28.311080    15,357,572         10%
         Non-tax qualified.............................      458,999                28.311080    13,306,179         10%

   VA-II Eagle Choice contracts:
      Federated IS - Federated American
      Leaders Fund II:
         Non-tax qualified.............................        1,743                17.987361        31,352         (5)%
      Federated IS- Federated High Income
      Bond Fund II:
         Non-tax qualified.............................       11,430                12.573407       143,714         (3)%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................          870                21.370448        18,592         (3)%
         Non-tax qualified.............................        9,308                21.370448       198,916         (3)%
      Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................        2,025                17.972161        36,394         (6)%
      MFS(R) VIT - Emerging Growth Series:
         Non-tax qualified.............................        8,098                31.045757       251,409         (3)%
      MFS(R) VIT - Total Return Series:
         Non-tax qualified.............................        1,840                15.438516        28,407          2%
                                                            ========                =========
   Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                             347,594
         Non-tax qualified.............................                                             179,144
                                                                                              -------------
                                                                                              $ 253,730,384
                                                                                              =============


 *The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                     Total                           ACVPAdv
                                                      ------------------------------    -----------------------------
                                                           2000             1999             2000             1999
                                                      -------------    -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   1,847,886        2,256,759          305,386          368,099
  Mortality, expense and administration
    charges (note 2):
         VA .......................................      (1,743,777)      (1,876,177)         (71,370)         (82,747)
         VA II Convertible ........................          (5,042)          (4,469)               -                -
                                                      -------------    -------------    -------------    -------------
    Net investment activity .......................          99,067          376,113          234,016          285,352
                                                      -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........      52,377,702       37,526,427        1,901,864        2,126,728
  Cost of mutual fund shares sold .................     (33,554,223)     (26,030,793)      (1,691,739)      (1,695,102)
                                                      -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...........      18,823,479       11,495,634          210,125          431,626
  Change in unrealized gain (loss) on investments .     (28,183,389)        (784,127)      (1,985,076)      (1,191,345)
                                                      -------------    -------------    -------------    -------------
    Net gain (loss) on investments ................      (9,359,910)      10,711,507       (1,774,951)        (759,719)
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................      19,447,646       13,388,266        1,903,692          873,779
                                                      -------------    -------------    -------------    -------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      10,186,803       24,475,886          362,757          399,412
                                                      -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       1,908,117        3,408,107           60,566          160,498
  Transfers between funds .........................               -                -           27,392           39,039
  Redemptions .....................................     (45,529,170)     (28,239,167)      (1,862,911)      (1,431,017)
  Annuity benefits ................................         (17,039)         (16,005)          (2,970)          (2,709)
  Annual contract maintenance charge (note 2) .....        (132,762)        (149,347)          (7,190)          (9,117)
  Contingent deferred sales charges (note 2) ......        (194,962)        (256,428)          (4,871)         (13,888)
  Adjustments to maintain reserves ................          17,368           (2,735)        (117,259)          (9,414)
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................     (43,948,448)     (25,255,575)      (1,907,243)      (1,266,608)
                                                      -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (33,761,645)        (779,689)      (1,544,486)        (867,196)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     287,492,029      291,740,512       11,642,764       13,548,557
                                                      -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 253,730,384      290,960,823       10,098,278       12,681,361
                                                      =============    =============    =============    =============



                                                                  ACVPBal                        FedAmLead
                                                      -------------------------------   ------------------------------
                                                            2000             1999            2000            1999
                                                      -------------     -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            3,762                -             299              292
  Mortality, expense and administration
    charges (note 2):
         VA .......................................           (1,506)               -               -                -
         VA II Convertible ........................                -                -            (222)            (230)
                                                       -------------    -------------    -------------    -------------
    Net investment activity .......................            2,256                -              77               62
                                                       -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........            9,296                -             228              232
  Cost of mutual fund shares sold .................           (9,351)               -            (177)            (164)
                                                       -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...........              (55)               -              51               68
  Change in unrealized gain (loss) on investments .            1,774                -          (2,654)             578
                                                       -------------    -------------    -------------    -------------
    Net gain (loss) on investments ................            1,719                -          (2,603)             646
                                                       -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            2,369                -             904            2,940
                                                       -------------    -------------    -------------    -------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........            6,344                -          (1,622)           3,648
                                                       -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................                -                -               -                -
  Transfers between funds .........................          301,541                -               -                -
  Redemptions .....................................           (7,859)               -               -                -
  Annuity benefits ................................                -                -               -                -
  Annual contract maintenance charge (note 2) .....              (60)               -               -                -
  Contingent deferred sales charges (note 2) ......                -                -               -                -
  Adjustments to maintain reserves ................          119,218                -              (1)              (3)
                                                       -------------    -------------    -------------    -------------
       Net equity transactions ....................          412,840                -              (1)              (3)
                                                       -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          419,184                -          (1,623)           3,645
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           86,309                -          32,973           31,352
                                                       -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............          505,493                -          31,350           34,997
                                                       =============    =============    =============    =============

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                    FedHiInc                       FidVIPEI
                                                            --------------------            --------------------
                                                            2000            1999            2000            1999
                                                            ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     13,444          11,613           3,789           3,250
  Mortality, expense and administration
    charges (note 2):
         VA ........................................              -               -               -               -
         VA II Convertible .........................         (1,018)         (1,054)         (1,522)         (1,590)
                                                       ------------         -------         -------         -------
    Net investment activity ........................         12,426          10,559           2,267           1,660
                                                       ------------         -------         -------         -------

  Proceeds from mutual fund shares sold ............          2,498           1,062           3,402           1,594
  Cost of mutual fund shares sold ..................         (2,793)           (993)         (3,425)         (1,219)
                                                       ------------         -------         -------         -------
    Realized gain (loss) on investments ............           (295)             69             (23)            375
  Change in unrealized gain (loss) on investments ..        (16,031)         (8,837)        (24,074)         16,716
                                                       ------------         -------         -------         -------
    Net gain (loss) on investments .................        (16,326)         (8,768)        (24,097)         17,091
                                                       ------------         -------         -------         -------
  Reinvested capital gains .........................              -             996          14,277           7,183
                                                       ------------         -------         -------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations ..........         (3,900)          2,787          (7,553)         25,934
                                                       ------------         -------         -------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................              -               -               -               -
  Transfers between funds ..........................              -               -               -               -
  Redemptions ......................................         (1,479)              -          (1,824)              -
  Annuity benefits .................................              -               -               -               -
  Annual contract maintenance charge (note 2) ......              -               -               -               -
  Contingent deferred sales charges (note 2) .......              -               -               -               -
  Adjustments to maintain reserves .................              2              (1)              4              (2)
                                                       ------------         -------         -------         -------
       Net equity transactions .....................         (1,477)             (1)         (1,820)             (2)
                                                       ------------         -------         -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............         (5,377)          2,786          (9,373)         25,932
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........        149,094         147,359         226,895         217,648
                                                       ------------         -------         -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............   $    143,717         150,145         217,522         243,580
                                                       ============         =======         =======         =======



                                                                   FidVIPGr                         FidVIPOv
                                                             ---------------------            -----------------------
                                                              2000            1999            2000            1999
                                                              ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends .............................          135,854         187,709             520             424
  Mortality, expense and administration
    charges (note 2):
         VA ........................................         (795,930)       (719,580)              -               -
         VA II Convertible .........................                -               -            (259)           (197)
                                                          -----------     -----------          ------          ------
    Net investment activity ........................         (660,076)       (531,871)            261             227
                                                          -----------     -----------          ------          ------

  Proceeds from mutual fund shares sold ............       16,160,070      10,499,551             262             201
  Cost of mutual fund shares sold ..................       (7,092,039)     (5,463,993)           (190)           (175)
                                                          -----------     -----------          ------          ------
    Realized gain (loss) on investments ............        9,068,031       5,035,558              72              26
  Change in unrealized gain (loss) on investments ..      (16,713,789)     (2,188,439)         (5,820)          1,084
                                                          -----------     -----------          ------          ------
    Net gain (loss) on investments .................       (7,645,758)      2,847,119          (5,748)          1,110
                                                          -----------     -----------          ------          ------
  Reinvested capital gains .........................       13,517,429      11,802,217           3,274             684
                                                          -----------     -----------          ------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations ..........        5,211,595      14,117,465          (2,213)          2,021
                                                         ------------     -----------          ------          ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................          863,077       1,120,167               -               -
  Transfers between funds ..........................        2,220,078         630,986               -               -
  Redemptions ......................................      (16,959,232)     (9,499,161)              -               -
  Annuity benefits .................................           (7,637)         (6,040)              -               -
  Annual contract maintenance charge (note 2) ......          (56,572)        (56,374)              -               -
  Contingent deferred sales charges (note 2) .......          (65,768)        (99,232)              -               -
  Adjustments to maintain reserves .................            8,821           4,178               1              (1)
                                                          -----------     -----------          ------          ------
       Net equity transactions .....................      (13,997,233)     (7,905,476)              1              (1)
                                                          -----------     -----------          ------          ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............       (8,785,638)      6,211,989          (2,212)          2,020
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      126,357,433     106,705,766          38,602          27,452
                                                          -----------     -----------          ------          ------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............      117,571,795     112,917,755          36,390          29,472
                                                          ===========     ===========          ======          ======

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                               MFSEmGrSe                     MFSTotReSe
                                                      --------------------------    --------------------------
                                                          2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $       -              -            695            500
  Mortality, expense and administration
    charges (note 2):
         VA .......................................             -              -              -              -
         VA II Convertible ........................        (1,827)        (1,204)          (194)          (194)
                                                      -----------    -----------    -----------    -----------
    Net investment activity .......................        (1,827)        (1,204)           501            306
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........         4,519          1,207            195            196
  Cost of mutual fund shares sold .................        (2,310)          (730)          (155)          (149)
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ...........         2,209            477             40             47
  Change in unrealized gain (loss) on investments .       (21,855)        20,483           (678)           (77)
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ................       (19,646)        20,960           (638)           (30)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................        13,664              -            669            928
                                                      -----------    -----------    -----------    -----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        (7,809)        19,756            532          1,204
                                                      -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................             -              -              -              -
  Transfers between funds .........................             -              -              -              -
  Redemptions .....................................        (2,696)             -              -              -
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....             -              -              -              -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           118              2              1             (1)
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................        (2,578)             2              1             (1)
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (10,387)        19,758            533          1,203
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      261,807        164,323         27,880         27,423
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............  $   251,420        184,081         28,413         28,626
                                                      ===========    ===========    ===========    ===========



                                                              NSATCapAp                      NSATGvtBd
                                                      --------------------------    --------------------------
                                                          2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        23,324         51,916        562,920        748,218
  Mortality, expense and administration
    charges (note 2):
         VA .......................................       (86,152)      (120,598)      (128,171)      (188,289)
         VA II Convertible ........................             -              -              -              -
                                                      -----------    -----------    -----------    -----------
    Net investment activity .......................       (62,828)       (68,682)       434,749        559,929
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........     4,171,278      2,642,562      5,096,649      4,927,546
  Cost of mutual fund shares sold .................    (2,610,838)    (1,078,995)    (5,048,544)    (4,960,488)
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ...........     1,560,440      1,563,567         48,105        (32,942)
  Change in unrealized gain (loss) on investments .    (1,629,137)       489,216        149,610     (1,361,253)
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ................       (68,697)     2,052,783        197,715     (1,394,195)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................             -              -              -              -
                                                      -----------    -----------    -----------    -----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      (131,525)     1,984,101        632,464       (834,266)
                                                      -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       179,230        468,917         75,767        339,190
  Transfers between funds .........................      (897,512)       107,694       (739,051)      (418,518)
  Redemptions .....................................    (3,148,428)    (1,518,018)    (4,115,045)    (3,719,807)
  Annuity benefits ................................             -              -           (671)        (2,125)
  Annual contract maintenance charge (note 2) .....        (6,683)        (8,442)       (10,293)       (14,328)
  Contingent deferred sales charges (note 2) ......       (15,875)       (13,032)       (16,603)       (22,089)
  Adjustments to maintain reserves ................           237            141            372            (53)
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................    (3,889,031)      (962,740)    (4,805,524)    (3,837,730)
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............   (4,020,556)     1,021,361     (4,173,060)    (4,671,996)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........   16,091,400     18,882,269     22,047,018     31,359,014
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............   12,070,844     19,903,630     17,873,958     26,687,018
                                                      ===========    ===========    ===========    ===========

                                       10

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   NSATMyMkt                     NSATTotRe
                                                            ----------------------     -------------------------
                                                              2000           1999           2000           1999
                                                              ----           ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $   120,367        104,216        173,497        334,832
  Mortality, expense and administration
    charges (note 2):
         VA .........................................       (28,291)       (29,785)      (437,469)      (565,579)
         VA II Convertible ..........................             -              -              -              -
                                                         ----------     ----------     ----------     ----------
    Net investment activity .........................        92,076         74,431       (263,972)      (230,747)
                                                         ----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold .............     5,525,448      4,815,284     14,927,514      9,374,382
  Cost of mutual fund shares sold ...................    (5,525,448)    (4,815,284)    (8,112,119)    (4,973,240)
                                                         ----------     ----------     ----------     ----------
    Realized gain (loss) on investments .............             -              -      6,815,395      4,401,142
  Change in unrealized gain (loss) on investments ...             -              -     (5,140,194)     4,125,256
                                                         ----------     ----------     ----------     ----------
    Net gain (loss) on investments ..................             -              -      1,675,201      8,526,398
                                                         ----------     ----------     ----------     ----------
  Reinvested capital gains ..........................             -              -              -         39,257
                                                         ----------     ----------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ...........        92,076         74,431      1,411,229      8,334,908
                                                         ----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       228,480         90,404        334,774      1,018,199
  Transfers between funds ...........................        (6,658)       178,597     (1,935,734)       (87,544)
  Redemptions .......................................    (2,273,712)      (854,310)   (12,645,245)    (8,707,022)
  Annuity benefits ..................................             -              -         (3,363)        (3,398)
  Annual contract maintenance charge (note 2) .......        (2,408)        (2,796)       (35,155)       (42,917)
  Contingent deferred sales charges (note 2) ........       (14,678)       (10,521)       (52,947)       (70,390)
  Adjustments to maintain reserves ..................          (206)           (14)         3,669          1,651
                                                         ----------     ----------     ----------     ----------
       Net equity transactions ......................    (2,069,182)      (598,640)   (14,334,001)    (7,891,421)
                                                         ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............    (1,977,106)      (524,209)   (12,922,772)       443,487
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........     5,565,940      4,642,551     75,488,020     88,031,080
                                                         ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............   $ 3,588,834      4,118,342     62,565,248     88,474,567
                                                        ===========      =========     ==========     ==========


                                                                     NBAMTBal
                                                           -------------------------
                                                                2000           1999
                                                                ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................         504,029        445,690
  Mortality, expense and administration
    charges (note 2):
         VA .........................................        (194,888)      (169,599)
         VA II Convertible ..........................               -              -
                                                           ----------     ----------
    Net investment activity .........................         309,141        276,091
                                                           ----------     ----------

  Proceeds from mutual fund shares sold .............       4,574,479      3,135,882
  Cost of mutual fund shares sold ...................      (3,455,095)    (3,040,261)
                                                           ----------     ----------
    Realized gain (loss) on investments .............       1,119,384         95,621
  Change in unrealized gain (loss) on investments ...      (2,795,465)      (687,509)
                                                           ----------     ----------
    Net gain (loss) on investments ..................      (1,676,081)      (591,888)
                                                           ----------     ----------
  Reinvested capital gains ..........................       3,991,368        660,282
                                                           ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ...........       2,624,428        344,485
                                                           ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         166,223        210,732
  Transfers between funds ...........................       1,029,944       (450,254)
  Redemptions .......................................      (4,510,739)    (2,509,832)
  Annuity benefits ..................................          (2,398)        (1,733)
  Annual contract maintenance charge (note 2) .......         (14,401)       (15,373)
  Contingent deferred sales charges (note 2) ........         (24,220)       (27,276)
  Adjustments to maintain reserves ..................           2,391            782
                                                           ----------     ----------
       Net equity transactions ......................      (3,353,200)    (2,792,954)
                                                           ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............        (728,772)    (2,448,469)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........      29,475,894     27,955,718
                                                           ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      28,747,122     25,507,249
                                                           ==========     ==========

See accompanying notes to financial statements

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                         NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                 American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                 Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                 Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for VA-II Eagle Choice contracts)
                 Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                 Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for
                   VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                 MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                 MFS(R) VIT - Total Return Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                 Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                   (available for VA contracts)
                 Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                 Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                 Nationwide SAT - Small Company Fund (NSATSmCo) (available for
                   VA-II Eagle Choice contracts)
                 Nationwide SAT - Total Return Fund (NSATTotRe) (available for
                   VA contracts)

              Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger Berman AMT) (available for VA contracts);
                 Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

         At June 30, 2000, contract owners have invested in all of the above funds except the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                     Bulk Rate
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                       U.S. Postage
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220          PAID
                                                                   Columbus, Ohio
                                                                   Permit No. 521



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company